Fair Value	6 Months Ended
Jun. 30, 2023
Fair Value [Abstract]
FAIR VALUE

6. FAIR VALUE

The Group uses the following hierarchy for determining and disclosing the fair value of financial instruments by valuation techniques:

Level 1: Quoted (unadjusted) prices in active markets for identical assets or liabilities;

Level 2: Other techniques for which all inputs which have a significant effect on the recorded fair value are observable, either directly or indirectly; and

Level 3: Techniques which use inputs which have a significant effect on the recorded fair value that are not based on observable market data.

	June 30, 2023
	Level 1	Level 2	Level 3	Total Estimated Fair Value
	USD ‘000	USD ‘000	USD ‘000	USD ‘000
Assets measured at fair value:
Fixed maturity available for sale securities:
Foreign governments	2,897	4,752	-	7,649
Corporate bonds	216,913	365,396	1,994	584,303
Total	219,810	370,148	1,994	591,952
Equity securities*	42,525	-	374	42,899
Other Investments	-	11,383	-	11,383
Fair value option:
Equity-method investments measured at fair value	-	-	3,629	3,629
	262,335	381,531	5,997	649,863

Liabilities measured at fair value:
Derivative financial liabilities	-	10,548	16,640	27,188

During 2023, corporate bonds available for sale amounting to USD 27,013 thousand were transferred from level 1 to level 2 as at June 30, 2023. In addition, corporate bonds available for sale amounting to USD 65,208 thousand were transferred from level 2 to level 1 as at June 30, 2023. These transfers between levels 1 and 2 occur depending on the input that is significant to the fair value measurement of the financial assets.

There was a transfer amounting to USD 12,640 thousand out of Level 3 during the period ended June 30, 2023.

	December 31, 2022
	Level 1	Level 2	Level 3	Total Estimated Fair Value
	USD ‘000	USD ‘000	USD ‘000	USD ‘000
Assets measured at fair value:
Fixed maturity available for sale securities:
Foreign governments	1,235	6,213	-	7,448
Corporate bonds	99,731	381,902	1,994	483,627
Total	100,966	388,115	1,994	491,075
Equity securities*	24,046	-	7,364	31,410
Other Investments	-	12,237	-	12,237

Fair value option:
Equity-method investments measured at fair value	-	-	4,907	4,907
	125,012	400,352	14,265	539,629

Liabilities measured at fair value:
Derivative financial liabilities	-	10,005	13,800	23,805

*	Reconciliation of fair value of the unquoted equities under level 3 fair value hierarchy is as follows:

	June 30, 2023	December 31, 2022
	USD ‘000	USD ‘000

Balance at the beginning of period / year	7,364	7,046
Total gains unrealize recognized in earnings	5,650	318
Transfer out of Level 3	(12,640)	-
Balance at the end of the period	374	7,364

There are no active markets for the unquoted equities.

Financial Instruments Disclosed, But Not Carried, At Fair Value:

The Company uses various financial instruments in the normal course of its business. The carrying values of cash, term deposits, short-term investments, accrued investment income, certain other assets and certain other liabilities approximated their fair values at June 30, 2023, due to their respective short maturities. As these financial instruments are not actively traded, their respective fair values are classified within Level 2.